FINANCE COSTS	12 Months Ended
Dec. 31, 2024
Finance Cost [Abstract]
FINANCE COSTS [Text Block]

15. FINANCE COSTS

		Years ended
	Notes	December 31, 2024	December 31, 2023

Accretion on provision for reclamation and rehabilitation	10	$655	$576
Interest on loans	9	827	728
Interest on lease liabilities		62	94
		$1,544	$1,398